Investment in Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Transportation equipment USD ($)	Mar. 31, 2012 Transportation equipment JPY (¥)	Mar. 31, 2011 Transportation equipment JPY (¥)	Mar. 31, 2012 Measuring and information-related equipment USD ($)	Mar. 31, 2012 Measuring and information-related equipment JPY (¥)	Mar. 31, 2011 Measuring and information-related equipment JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 20,597	¥ 1,692,862	¥ 1,657,367	$ 7,599	¥ 624,567	¥ 624,958	$ 2,328	¥ 191,313	¥ 176,304	$ 10,444	¥ 858,413	¥ 836,953	$ 226	¥ 18,569	¥ 19,152
Accumulated depreciation	(4,925)	(404,818)	(402,697)
Net	15,672	1,288,044	1,254,670
Accrued rental receivables	267	21,954	15,625
Investment in Operating Leases	$ 15,939	¥ 1,309,998	¥ 1,270,295